Investments: Unrealized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Unrealized Gain (Loss) on Investments

	2015	2014	2013

Debt securities	$(347)	$340	$412
Deferred income taxes	122	(118)	(143)

Net unrealized investment gains (losses)	$(225)	$222	$269